CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares	Preference shares	Additional paid-in capital	Retained earnings	Retained earnings Ordinary shares	Cumulative foreign currency translation adjustments:	Unrealized appreciation on available for sale investments:	Gain on derivatives, net of taxes
Beginning balance at Dec. 31, 2020		$ 600,000	$ 753,500,000	$ 716,200,000	$ 1,397,200,000		$ (177,400,000)	$ 192,500,000	$ 4,600,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution	$ 45,000,000.0
Net income/(loss) for the year	29,800,000
Dividends						$ 0
Change for the year, net of income taxes							21,400,000	(157,900,000)
Net change from current period hedged transactions	(6,200,000)								(6,200,000)
Ending balance at Dec. 31, 2021	2,774,800,000	600,000	753,500,000	761,200,000	1,382,500,000		(156,000,000.0)	34,600,000	(1,600,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total accumulated other comprehensive (loss)/income	(123,000,000.0)
Aggregate liquidation preferences	775,000,000.0
Capital contribution	0
Net income/(loss) for the year	51,100,000
Dividends						(40,000,000.0)
Change for the year, net of income taxes							(30,900,000)	(367,800,000)
Net change from current period hedged transactions	15,400,000								15,400,000
Ending balance at Dec. 31, 2022	2,358,000,000	600,000	753,500,000	761,200,000	1,349,000,000		(186,900,000)	(333,200,000)	13,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total accumulated other comprehensive (loss)/income	(506,300,000)
Aggregate liquidation preferences	775,000,000.0
Change for the year, net of income taxes							(6,900,000)	(34,500,000)
Net change from current period hedged transactions									(10,700,000)
Ending balance at Sep. 30, 2023	2,535,100,000	600,000	753,500,000	761,200,000	1,578,200,000		(193,800,000)	(367,700,000)	3,100,000
Beginning balance at Dec. 31, 2022	2,358,000,000	600,000	753,500,000	761,200,000	1,349,000,000		(186,900,000)	(333,200,000)	13,800,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution	0
Net income/(loss) for the year	534,700,000
Dividends	(49,865,700)					$ (40,300,000)
Change for the year, net of income taxes							14,400,000	105,600,000
Net change from current period hedged transactions	(14,000,000.0)								(14,000,000.0)
Ending balance at Dec. 31, 2023	2,908,500,000	600,000	753,500,000	761,200,000	1,793,500,000		(172,500,000)	(227,600,000)	(200,000)
Beginning balance at Jun. 30, 2023		600,000	753,500,000	761,200,000	1,525,700,000		(179,300,000)	(322,500,000)	9,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change for the year, net of income taxes							(14,500,000)	(45,200,000)
Net change from current period hedged transactions									(6,400,000)
Ending balance at Sep. 30, 2023	2,535,100,000	600,000	753,500,000	761,200,000	1,578,200,000		(193,800,000)	(367,700,000)	3,100,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total accumulated other comprehensive (loss)/income	(558,400,000)
Aggregate liquidation preferences	775,000,000.0
Ending balance at Dec. 31, 2023	2,908,500,000	600,000	753,500,000	761,200,000	1,793,500,000		(172,500,000)	(227,600,000)	(200,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total accumulated other comprehensive (loss)/income	(400,300,000)
Aggregate liquidation preferences	775,000,000.0
Change for the year, net of income taxes							20,900,000	90,500,000
Net change from current period hedged transactions									1,900,000
Ending balance at Sep. 30, 2024	3,023,200,000						(151,600,000)	(137,100,000)	1,700,000
Beginning balance at Jun. 30, 2024		$ 600,000	$ 753,500,000	$ 761,200,000	$ 1,772,000,000		(174,100,000)	(242,700,000)	(400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change for the year, net of income taxes							22,500,000	105,600,000
Net change from current period hedged transactions									2,100,000
Ending balance at Sep. 30, 2024	3,023,200,000						$ (151,600,000)	$ (137,100,000)	$ 1,700,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total accumulated other comprehensive (loss)/income	(287,000,000.0)
Aggregate liquidation preferences	$ 775,000,000.0